IMPAIRMENT LOSS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013 vessel	Sep. 30, 2012
Number of vessels impaired	3
Tangible Asset Impairment Charges	$ 103,724	$ 0
Vessel Special Survey Cycle	15 years
Ship Finance Leased Vessels [Member]
Number of vessels impaired	3
Tangible Asset Impairment Charges	103,700
Front Century [Member]
Tangible Asset Impairment Charges	15,600
Vessel Special Survey Cycle	15 years
Golden Victory [Member]
Tangible Asset Impairment Charges	45,600
Front Champion [Member]
Tangible Asset Impairment Charges	$ 42,500
Front Champion & Golden Victory [Member]
Percentage Probablity of Lease Termination	100.00%
Vessels Assigned Lease Termination Scenario	2